Investments in affiliates (Tables)	6 Months Ended
Jun. 30, 2020
Investments in affiliates
Consolidated wholly owned subsidiaries

As of June 30, 2020, Gemini consolidated its wholly owned subsidiaries listed below:

		Year		Date of vessel
Company	Vessel Name	Built	TEU	delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	Catherine C	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	Leo C	2002	6,422	February 4, 2016
Springer Shipping Co.	Belita	2006	8,533	August 26, 2019

Summary of the financial information for equity accounted investments

A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

	As of	As of
	June 30, 2020	December 31, 2019
Current assets	$8,469	$6,242
Non-current assets	$70,042	$69,740
Current liabilities	$8,687	$9,892
Non-current liabilities	$44,865	$47,795

	Six months ended	Six months ended
	June 30, 2020	June 30, 2019
Net operating revenues	$16,441	$7,451
Net income/(loss)	$6,664	$(106)